Trading properties (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Beginning		$ 5,781	$ 4,971
Additions		1,870	1,229
Financial costs capitalized		11
Cumulative translation adjustment		3,649	971
Transfer
Transfers from intangible assets		9	13
Transfers from investment properties		(353)	14
Disposals		(1,717)	(1,417)
Ending		9,250	5,781
Completed Properties [Member]
Disclosure of financial assets [line items]
Beginning		801	236
Additions		14	2
Financial costs capitalized
Cumulative translation adjustment		866	152
Transfer		1,435	1,101
Transfers from intangible assets		9	13
Transfers from investment properties
Disposals		(516)	(703)
Ending		2,609	801
Properties Under Development [Member]
Disclosure of financial assets [line items]
Beginning	[1]	3,972	3,533
Additions	[1]	1,683	1,188
Financial costs capitalized	[1]	11
Cumulative translation adjustment	[1]	2,207	652
Transfer	[1]	(1,332)	(687)
Transfers from intangible assets	[1]
Transfers from investment properties	[1]	(353)
Disposals	[1]	(1,162)	(714)
Ending	[1]	5,026	3,972
Undeveloped Sites [Member]
Disclosure of financial assets [line items]
Beginning		1,008	1,202
Additions		173	39
Financial costs capitalized
Cumulative translation adjustment		576	167
Transfer		(103)	(414)
Transfers from intangible assets
Transfers from investment properties			14
Disposals		(39)
Ending		$ 1,615	$ 1,008

[1]	Includes Zetol and Vista al Muelle plots of land, which have been mortgaged to secure Group's borrowings. The net book value amounted to Ps. 306 and Ps. 190 as of June 30, 2018 and 2017, respectively. Additionally, the Group has contractual obligations not provisioned related to these plot of lands committed when certain properties were acquired or real estate projects were approved, and amount to Ps. 372 and Ps. 135, respectively. Both projects are expected to be completed in 2029.